Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Angel Oak Funds Trust
Entity Central Index Key	0001612930
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	ANGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.62%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 7.36%, without sales charges, for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 529 basis points, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and to position it in light of our view that agency RMBS spreads will tighten. The Fund’s allocation to ABS was increased in light of our view that ABS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	7.36	0.07	1.88
Class A (with maximum 2.25% sales charge)	4.90	-0.40	1.65
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,791,569,897
Holdings Count | $ / shares	1,113
Advisory Fees Paid, Amount	$ 23,565,104
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,791,569,897
Number of Holdings	1,113
Net Advisory Fee	$23,565,104
Portfolio Turnover	60%
Average Credit Quality	BBB
Effective Duration	4.20 years
30-Day SEC Yield (Class A)	6.21%
30-Day SEC Yield Unsubsidized (Class A)	6.19%
Weighted Average Life	6.21 years
Distribution Yield (Class A)	5.38%

Holdings [Text Block]

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	51.7%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.7%
Asset-Backed Securities	16.2%
Collateralized Loan Obligations	7.1%
Corporate Obligations	4.3%
Commercial Mortgage-Backed Securities	3.5%
Affiliated Exchange Traded Funds	1.6%
Money Market Funds	1.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.6%
Cash & Other	-3.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	8.3%
Federal National Mortgage Association	7.0%
GS Mortgage-Backed Securities Trust	4.8%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	3.9%
Lake Summit Mortgage Trust	3.0%
Carvana Auto Receivables Trust	2.1%
Credit Suisse Mortgage Capital Certificates	1.9%
Government National Mortgage Association	1.9%
Downey Savings & Loan Association Mortgage Loan Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	26.5%
AA	3.4%
A	5.3%
BBB	11.1%
BB	21.6%
B	5.2%
CCC	3.7%
CC	1.0%
C	0.1%
NR	22.1%
[1]
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	ANGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.37%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C Shares returned 6.66%, without sales charges, for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 459 basis points, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and to position it in light of our view that agency RMBS spreads will tighten. The Fund’s allocation to ABS was increased in light of our view that ABS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/04/2015)
Class C (without sales charge)	6.66	-0.68	0.96
Class C (with maximum 1.00% deferred sales charge)	5.66	-0.68	0.96
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,791,569,897
Holdings Count | $ / shares	1,113
Advisory Fees Paid, Amount	$ 23,565,104
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,791,569,897
Number of Holdings	1,113
Net Advisory Fee	$23,565,104
Portfolio Turnover	60%
Average Credit Quality	BBB
Effective Duration	4.20 years
30-Day SEC Yield (Class C)	5.60%
30-Day SEC Yield Unsubsidized (Class C)	5.58%
Weighted Average Life	6.21 years
Distribution Yield (Class C)	4.70%

Holdings [Text Block]

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	51.7%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.7%
Asset-Backed Securities	16.2%
Collateralized Loan Obligations	7.1%
Corporate Obligations	4.3%
Commercial Mortgage-Backed Securities	3.5%
Affiliated Exchange Traded Funds	1.6%
Money Market Funds	1.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.6%
Cash & Other	-3.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	8.3%
Federal National Mortgage Association	7.0%
GS Mortgage-Backed Securities Trust	4.8%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	3.9%
Lake Summit Mortgage Trust	3.0%
Carvana Auto Receivables Trust	2.1%
Credit Suisse Mortgage Capital Certificates	1.9%
Government National Mortgage Association	1.9%
Downey Savings & Loan Association Mortgage Loan Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	26.5%
AA	3.4%
A	5.3%
BBB	11.1%
BB	21.6%
B	5.2%
CCC	3.7%
CC	1.0%
C	0.1%
NR	22.1%
[2]
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	ANGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 7.65% for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 558 basis points, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance during the period was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to non-agency RMBS was reduced to take gains on sectors that have experienced spread compression. The Fund’s allocation to agency RMBS was increased to boost the portfolio’s credit quality and to position it in light of our view that agency RMBS spreads will tighten. The Fund’s allocation to ABS was increased in light of our view that ABS spreads will tighten.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	7.65	0.28	2.13
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,791,569,897
Holdings Count | $ / shares	1,113
Advisory Fees Paid, Amount	$ 23,565,104
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$2,791,569,897
Number of Holdings	1,113
Net Advisory Fee	$23,565,104
Portfolio Turnover	60%
Average Credit Quality	BBB
Effective Duration	4.20 years
30-Day SEC Yield (Institutional Class)	6.61%
30-Day SEC Yield Unsubsidized (Institutional Class)	6.59%
Weighted Average Life	6.21 years
Distribution Yield (Institutional Class)	5.65%

Holdings [Text Block]

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	51.7%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.7%
Asset-Backed Securities	16.2%
Collateralized Loan Obligations	7.1%
Corporate Obligations	4.3%
Commercial Mortgage-Backed Securities	3.5%
Affiliated Exchange Traded Funds	1.6%
Money Market Funds	1.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.6%
Cash & Other	-3.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	8.3%
Federal National Mortgage Association	7.0%
GS Mortgage-Backed Securities Trust	4.8%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	3.9%
Lake Summit Mortgage Trust	3.0%
Carvana Auto Receivables Trust	2.1%
Credit Suisse Mortgage Capital Certificates	1.9%
Government National Mortgage Association	1.9%
Downey Savings & Loan Association Mortgage Loan Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	26.5%
AA	3.4%
A	5.3%
BBB	11.1%
BB	21.6%
B	5.2%
CCC	3.7%
CC	1.0%
C	0.1%
NR	22.1%
[3]
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A
Trading Symbol	AOUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A Shares returned 6.39% for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 139 basis points (bps) and 114 bps, respectively, as the performance benchmarks returned 5.00% and 5.25%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	6.39	2.37	2.64
Bloomberg U.S. Aggregate Bond Index**	2.07	-0.60	1.41
Bloomberg Short Treasury: 9-12 Months	5.00	2.27	2.36
Bloomberg Short-Term Government/Corporate Index	5.25	2.53	2.53
[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 480,420,124
Holdings Count | $ / shares	390
Advisory Fees Paid, Amount	$ 884,439
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$480,420,124
Number of Holdings	390
Net Advisory Fee	$884,439
Portfolio Turnover	92%
Average Credit Quality	A
Effective Duration	0.83 years
30-Day SEC Yield (Class A)	4.82%
30-Day SEC Yield Unsubsidized (Class A)	4.63%
Weighted Average Life	1.55 years
Distribution Yield (Class A)	4.84%

Holdings [Text Block]

Top Security Types (% of net assets)
Asset-Backed Securities	34.1%
Collateralized Loan Obligations	16.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	15.6%
Residential Mortgage-Backed Securities	14.4%
Corporate Obligations	11.1%
Money Market Funds	4.2%
Commercial Mortgage-Backed Securities	2.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.3%
Cash & Other	0.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	15.4%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	4.2%
GS Mortgage-Backed Securities Trust	1.7%
ACHV ABS Trust	1.6%
Exeter Automobile Receivables Trust	1.6%
Avis Budget Car Rental LLC	1.5%
American Credit Acceptance Receivables Trust	1.5%
Oportun Financial Corp.	1.5%
Marlette Funding Trust	1.4%

Credit Ratings Breakdown (% of net assets)*
AAA	48.0%
AA	8.4%
A	17.8%
BBB	19.8%
BB	1.5%
B	0.8%
CCC	0.2%
CC	0.1%
NR	3.4%
[5]
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class A1
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A1
Trading Symbol	AOUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A1 returned 6.40%, without sales charges, for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 140 basis points (bps) and 115 bps, respectively, as the performance benchmarks returned 5.00% and 5.25%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	6.40	4.88
Class A1 (with maximum 1.50% sales charge)	4.29	4.24
Bloomberg U.S. Aggregate Bond Index**	2.07	0.94
Bloomberg Short Treasury: 9-12 Months	5.00	4.30
Bloomberg Short Term Government/Corporate Index	5.25	4.69
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 480,420,124
Holdings Count | $ / shares	390
Advisory Fees Paid, Amount	$ 884,439
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$480,420,124
Number of Holdings	390
Net Advisory Fee	$884,439
Portfolio Turnover	92%
Average Credit Quality	A
Effective Duration	0.83 years
30-Day SEC Yield (Class A1)	4.86%
30-Day SEC Yield Unsubsidized (Class A1)	4.67%
Weighted Average Life	1.55 years
Distribution Yield (Class A1)	4.85%

Holdings [Text Block]

Top Security Types (% of net assets)
Asset-Backed Securities	34.1%
Collateralized Loan Obligations	16.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	15.6%
Residential Mortgage-Backed Securities	14.4%
Corporate Obligations	11.1%
Money Market Funds	4.2%
Commercial Mortgage-Backed Securities	2.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.3%
Cash & Other	0.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	15.4%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	4.2%
GS Mortgage-Backed Securities Trust	1.7%
ACHV ABS Trust	1.6%
Exeter Automobile Receivables Trust	1.6%
Avis Budget Car Rental LLC	1.5%
American Credit Acceptance Receivables Trust	1.5%
Oportun Financial Corp.	1.5%
Marlette Funding Trust	1.4%

Credit Ratings Breakdown (% of net assets)*
AAA	48.0%
AA	8.4%
A	17.8%
BBB	19.8%
BB	1.5%
B	0.8%
CCC	0.2%
CC	0.1%
NR	3.4%
[7]
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Institutional Class
Trading Symbol	AOUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class Shares returned 6.66% for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 166 basis points (bps) and 141 bps, respectively, as the performance benchmarks returned 5.00% and 5.25%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	6.66	2.63	2.91
Bloomberg U.S. Aggregate Bond Index**	2.07	-0.60	1.28
Bloomberg Short Treasury: 9-12 Months	5.00	2.27	2.35
Bloomberg Short Term Government/Corporate Index	5.25	2.53	2.52
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 480,420,124
Holdings Count | $ / shares	390
Advisory Fees Paid, Amount	$ 884,439
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$480,420,124
Number of Holdings	390
Net Advisory Fee	$884,439
Portfolio Turnover	92%
Average Credit Quality	A
Effective Duration	0.83 years
30-Day SEC Yield (Institutional Class)	5.18%
30-Day SEC Yield Unsubsidized (Institutional Class)	4.99%
Weighted Average Life	1.55 years
Distribution Yield (Institutional Class)	5.09%

Holdings [Text Block]

Top Security Types (% of net assets)
Asset-Backed Securities	34.1%
Collateralized Loan Obligations	16.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	15.6%
Residential Mortgage-Backed Securities	14.4%
Corporate Obligations	11.1%
Money Market Funds	4.2%
Commercial Mortgage-Backed Securities	2.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.3%
Cash & Other	0.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	15.4%
Pagaya AI Debt Selection Trust	9.8%
First American Government Obligations Fund	4.2%
GS Mortgage-Backed Securities Trust	1.7%
ACHV ABS Trust	1.6%
Exeter Automobile Receivables Trust	1.6%
Avis Budget Car Rental LLC	1.5%
American Credit Acceptance Receivables Trust	1.5%
Oportun Financial Corp.	1.5%
Marlette Funding Trust	1.4%

Credit Ratings Breakdown (% of net assets)*
AAA	48.0%
AA	8.4%
A	17.8%
BBB	19.8%
BB	1.5%
B	0.8%
CCC	0.2%
CC	0.1%
NR	3.4%
[9]
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak High Yield Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak High Yield Opportunities ETF
Class Name	Angel Oak High Yield Opportunities ETF
Trading Symbol	AOHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak High Yield Opportunities ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 9.00% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund underperformed the Bloomberg U.S. Corporate High Yield Index, the Fund’s performance benchmark, by 68 bps based on NAV, as the performance benchmark returned 9.68% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The underperformance relative to the Fund’s performance benchmark was attributable to the high-yield (HY) corporate bond allocation. During a period of outperformance by lower-quality, higher-risk CCC and below-rated issuers, the Fund’s corporate bond allocation was more conservatively positioned, reflecting valuations and the long-term risk-reward outlook. The allocation to HY securitized credit, which is an out-of-index allocation, outperformed relative to the Fund’s benchmark. Specifically, the non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) allocations outperformed by more than 240 bps and 310 bps, respectively.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund capitalized on an out-of-index exposure to securitized credit, specifically HY non-agency RMBS and ABS, which we viewed as undervalued relative to HY corporate credit.

Top Contributors
↑	Overweight to high-yield securitized credit

Top Detractors
↓	Underweight to higher-risk, higher-potential-return CCC and below-rated issuers in a period of outperformance
↓	Negative performance attribution from communications, split between allocation and selection

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	9.00	4.99	5.66
Bloomberg U.S. Aggregate Bond Index	2.07	-0.60	1.19
Bloomberg U.S. Corporate High Yield Index	9.68	4.49	5.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 115,669,065
Holdings Count | $ / shares	235
Advisory Fees Paid, Amount	$ 474,861
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$115,669,065
Number of Holdings	235
Net Advisory Fee	$474,861
Portfolio Turnover	37%
Average Credit Quality	BB
Effective Duration	3.13 years
30-Day SEC Yield	6.60%
30-Day SEC Yield Unsubsidized	6.60%
Weighted Average Life	4.22 years
Distribution Yield	5.05%

Holdings [Text Block]

Top Sectors (% of net assets)
Financial	15.5%
Energy	15.4%
Mortgage Securities	12.9%
Consumer, Non-cyclical	12.2%
Industrial	10.3%
Consumer, Cyclical	9.6%
Basic Materials	6.6%
Communications	4.4%
Asset-Backed Securities	4.0%
Cash & Other	9.1%

Top 10 Issuers (% of net assets)
First American Government Obligations Fund	5.1%
PRPM LLC	2.7%
iShares Broad USD High Yield Corporate Bond ETF	1.8%
COLT Funding LLC	1.6%
Venture Global LNG, Inc.	1.5%
goeasy Ltd.	1.4%
Nationstar Mortgage Holdings, Inc.	1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Radnor RE Ltd.	1.1%
Post Holdings, Inc.	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	3.9%
AA	1.0%
A	0.1%
BBB	5.0%
BB	54.3%
B	28.2%
CCC	3.6%
NR	3.8%
[10]
Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
Effective May 30, 2024, the Fund’s minimum investment, under normal circumstances, in structured products has been reduced from 20% to 5%.
Other Material Fund Changes:
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at  https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Mortgage-Backed Securities ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak Mortgage-Backed Securities ETF
Class Name	Angel Oak Mortgage-Backed Securities ETF
Trading Symbol	MBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Mortgage-Backed Securities ETF	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 4.98% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s performance benchmark, by 279 bps based on NAV, as the performance benchmark returned 2.19% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmark during the period, driven primarily by the higher allocation to non-agency residential mortgage-backed securities (RMBS) and an overweight to higher coupons within the agency mortgage-backed securities (MBS) allocation. Higher current income relative to the performance benchmark allowed the Fund to better weather the volatility occurring during the period. The higher yield and tighter spreads in non-agency RMBS contributed to relative performance versus the performance benchmark.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained a higher allocation to non-agency RMBS than the performance benchmark did. The Fund was positioned to limit cash exposure because of large shareholder inflows relative to Fund size. Within non-agency RMBS, the Fund had higher allocations to non-qualified mortgage (non-QM) and prime jumbo subsectors, which had strong performance.

Top Contributors
↑	Investment-grade non-agency RMBS; non-QM subsector; underweight to agency RMBS

Top Detractors
↓	Higher cash than performance benchmark

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	4.98	-0.79
Bloomberg U.S. Aggregate Bond Index	2.07	-1.67
Bloomberg U.S. Mortgage-Backed Securities Index	2.19	-1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 171,597,755
Holdings Count | $ / shares	139
Advisory Fees Paid, Amount	$ 307,398
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$171,597,755
Number of Holdings	139
Net Advisory Fee	$307,398
Portfolio Turnover	113%
Average Credit Quality	AA
Effective Duration	6.34 years
30-Day SEC Yield	4.71%
30-Day SEC Yield Unsubsidized	4.42%
Weighted Average Life	7.44 years
Distribution Yield	3.61%

Holdings [Text Block]

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities - U.S. Government Agency	85.0%
Residential Mortgage-Backed Securities	38.8%
Money Market Funds	4.5%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.2%
Asset-Backed Securities	0.0%
Futures Contracts	0.0%
Cash & Other	-28.8%

Top 10 Issuers (% of net assets)
Federal National Mortgage Association	43.8%
Federal Home Loan Mortgage Corp.	41.0%
JP Morgan Mortgage Trust	6.6%
COLT Funding LLC	5.2%
First American Government Obligations Fund	4.5%
Verus Securitization Trust	2.7%
PRPM LLC	2.5%
Pretium Mortgage Credit Partners LLC	2.2%
GS Mortgage-Backed Securities Trust	1.7%
Onslow Bay Mortgage Loan Trust	1.7%

Credit Ratings Breakdown (% of net assets)*
AAA	85.4%
AA	4.1%
A	2.9%
BBB	2.7%
BB	2.6%
B	0.7%
NR	1.6%
[11]
Material Fund Change [Text Block]
Material Fund Changes:
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund (the Predecessor Fund) was reorganized into the Fund, and the Predecessor Fund’s performance (Institutional Class shares) and financial history were adopted by the Fund.
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak UltraShort Income ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income ETF
Class Name	Angel Oak UltraShort Income ETF
Trading Symbol	UYLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak UltraShort Income ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 6.43% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Treasury Bills Index, one of the Fund’s performance benchmarks, by 120 bps based on NAV, as the performance benchmark returned 5.23% over the same period. The Fund outperformed the Bloomberg Short-Term Government/Corporate Index, the Fund’s other performance benchmark, by 118 bps based on NAV, as the performance benchmark returned 5.25% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed the performance benchmarks during the period, driven primarily by the higher allocation to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs) and IG corporates. Higher income and yield and tighter spreads in RMBS, ABS, CLOs and IG corporates contributed to relative performance versus the performance benchmarks.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight position to securitized credit. Within securitized credit, the Fund had higher allocations to IG ABS, non-agency RMBS and CLOs, which had strong performance.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash/government allocation with lower yield relative to credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	6.43	6.68
Bloomberg U.S. Aggregate Bond Index**	2.07	5.26
Bloomberg Short-Term Government/Corporate Index	5.25	5.15
Bloomberg U.S. Treasury Bills Index	5.23	5.09
[12]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 733,492,211
Holdings Count | $ / shares	424
Advisory Fees Paid, Amount	$ 1,464,439
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$733,492,211
Number of Holdings	424
Net Advisory Fee	$1,464,439
Portfolio Turnover	91%
Average Credit Quality	A
Effective Duration	0.73 years
30-Day SEC Yield	5.46%
30-Day SEC Yield Unsubsidized	5.20%
Weighted Average Life	1.27 years
Distribution Yield	4.56%

Holdings [Text Block]

Top Security Types (% of net assets)
Asset-Backed Securities	34.4%
Commercial Mortgage-Backed Securities - U.S. Government Agency	17.7%
Collateralized Loan Obligations	16.7%
Corporate Obligations	14.8%
Residential Mortgage-Backed Securities	9.1%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	3.3%
Money Market Funds	2.9%
Commercial Mortgage-Backed Securities	1.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	0.0%
Cash & Other	-0.3%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	19.3%
Pagaya AI Debt Selection Trust	9.3%
First American Government Obligations Fund	2.9%
Marlette Funding Trust	2.7%
Exeter Automobile Receivables Trust	1.9%
American Credit Acceptance Receivables Trust	1.8%
ACHV ABS TRUST	1.6%
Parliament Funding	1.4%
Prosper Marketplace Issuance Trust	1.4%
Gallatin CLO Ltd.	1.2%

Credit Ratings Breakdown (% of net assets)*
AAA	43.2%
AA	8.9%
A	20.3%
BBB	23.8%
BB	1.3%
B	0.4%
NR	2.3%
[13]
Material Fund Change [Text Block]
Material Fund Changes:
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
Effective February 1, 2025, the Fund’s expense limit was increased from 0.29% to 0.34% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at  https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Income ETF
Shareholder Report [Line Items]
Fund Name	Angel Oak Income ETF
Class Name	Angel Oak Income ETF
Trading Symbol	CARY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Income ETF	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 7.10% based on net asset value (NAV) for the 12-month period ending January 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 503 bps based on NAV, as the benchmark returned 2.07% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance was primarily due to a rate duration shorter than the benchmark’s; higher current income relative to the benchmark; and relative spread outperformance in the credit allocation, particularly the non-agency residential mortgage-backed securities (RMBS) and the asset-backed securities (ABS) allocations.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocations to ABS and high-yield corporates were reduced to take gains on sectors that have experienced spread compression. Additionally, the Fund’s allocation to commercial mortgage-backed securities was increased to take advantage of what we believe is attractive relative value.

Top Contributors
↑	Interest rate duration positioning; non-agency RMBS; ABS

Top Detractors
↓	Agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	7.10	7.86
Bloomberg U.S. Aggregate Bond Index	2.07	5.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 20, 2024
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 368,104,431
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 1,904,414
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$368,104,431
Number of Holdings	507
Net Advisory Fee	$1,904,414
Portfolio Turnover	77%
Average Credit Quality	A
Effective Duration	3.77 years
30-Day SEC Yield	6.01%
30-Day SEC Yield Unsubsidized	5.81%
Weighted Average Life	6.63 years
Distribution Yield	5.14%

Holdings [Text Block]

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	41.3%
Residential Mortgage-Backed Securities - U.S. Government Agency	21.0%
Asset-Backed Securities	18.1%
Collateralized Loan Obligations	11.3%
Corporate Obligations	3.9%
Commercial Mortgage-Backed Securities	3.3%
Money Market Funds	1.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Common Stocks	0.0%
Cash & Other	-1.0%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	12.7%
JP Morgan Mortgage Trust	6.2%
Federal National Mortgage Association	4.8%
COLT Funding LLC	4.0%
Government National Mortgage Association	3.9%
Verus Securitization Trust	3.4%
PRPM LLC	3.3%
Marlette Funding Trust	2.3%
Pagaya AI Debt Selection Trust	2.1%
Saluda Grade Mortgage Funding LLC	2.1%

Credit Ratings Breakdown (% of net assets)*
AAA	29.7%
AA	5.8%
A	8.6%
BBB	16.4%
BB	26.0%
B	6.7%
CCC	0.0%
NR	6.7%
[14]
Material Fund Change [Text Block]
Material Fund Changes:
Effective December 20, 2024, the Fund changed its primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC.
This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/

[1]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[2]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[3]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[4]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.

[5]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[6]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.

[7]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[8]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.

[9]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[10]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[11]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[12]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.

[13]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[14]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.